SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements except as follows:

On July 26, 2023, GK Partners exercised a portion of its warrant for an additional 25,000 shares. The exercise price was $1.00 per share for total proceeds of $25,000.

NOTE 10 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

On June 9, 2023, Tom Glaesner Larsen resigned from the Company’s board of directors, and the remaining board members appointed Henrik Keller as his replacement.

On June 20, 2023, the Company and GK Partners ApS entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital Inc. (formerly Myson, Inc.) In exchange, the Company issued 2,500,000 restricted shares of its common stock to GK Partners.